EMPLOYEE FUTURE BENEFITS (Details 1) CAD in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2015 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD
Change in plan assets
Fair value of defined benefit plan assets at beginning of period		CAD 208.6
Fair value of assets at end of period		223.3		CAD 208.6
Pension Plans, Defined Benefit [Member]
Change in benefit obligation
Projected benefit obligation at beginning of period		329.4		317.2
Projected benefit obligation assumed	[1]	7.0		0.0
Service cost for the period		4.8		1.0	CAD 1.1
Interest cost		12.4		13.5	14.0
Benefit payments		(27.3)		(29.2)
Actuarial losses (gains) and other adjustments		4.6		26.9
Projected benefit obligation at end of period		331.8		329.4	317.2
Change in plan assets
Fair value of defined benefit plan assets at beginning of period		208.6		199.9
Actual return on plan assets		24.1		24.6
Company contributions		17.9		13.3
Benefit payments		(27.3)		(29.2)
Fair value of assets at end of period		223.3		208.6	199.9
Other Benefit Plans [Member]
Change in benefit obligation
Projected benefit obligation at beginning of period		176.3		151.8
Projected benefit obligation assumed	[1]	3.0		0.0
Service cost for the period		2.4		1.8	2.0
Interest cost		6.8		6.7	5.9
Benefit payments		(5.8)		(5.5)
Actuarial losses (gains) and other adjustments		(9.9)		21.5
Projected benefit obligation at end of period		172.9		176.3	151.8
Change in plan assets
Fair value of defined benefit plan assets at beginning of period		0.0		0.0
Actual return on plan assets		0.0		0.0
Company contributions		5.8	$ (5.5)	5.5
Benefit payments		(5.8)		(5.5)
Fair value of assets at end of period		CAD 0.0		CAD 0.0	CAD 0.0

[1]	Defined benefit obligation assumed with the acquisition of the U.S. Paper mills as at January 7, 2015